Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Other Intangible Assets [Abstract]
Finite-Lived Customer Relationships, Gross	$ 516	$ 481
Finite-Lived Trademarks, Gross	238	238
Other intangible assets, gross	60	47
Finite-Lived Intangible Assets, Gross	814	766
Finite-Lived Intangible Assets, Accumulated Amortization	(195)	(115)
Intangible Assets, Net (Excluding Goodwill)	619	651		1,715
Amortization of Intangible Assets	73	34	17
Future Amortization Expense, Year One	66
Future Amortization Expense, Year Two	60
Future Amortization Expense, Year Three	54
Future Amortization Expense, Year Four	42
Future Amortization Expense, Year Five	$ 38